SUMMARY OF COMPANY'S STOCK OPTION ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance (shares)	13	13	13	13		15
Beginning balance (USD per share)	$ 47.53	$ 47.53	$ 47.53	$ 47.53		$ 47.77
Outstanding and vested - weighted average remaining contractual life	7 years 2 months 12 days	2 years	1 year 9 months 18 days	2 years 6 months		3 years 6 months		4 years 4 months 24 days
Outstanding and vested, aggregate intrinsic value				$ 0	[1]	$ 0	[1]	$ 0	[1]
Expired, number of options						(2)
Expired, weighted average exercise price						$ 49.73
Ending balance (shares)	37	13	13	13		13		15
Ending balance (USD per share)	$ 19.63	$ 47.53	$ 47.53	$ 47.53		$ 47.53		$ 47.77

[1]	Represents the aggregate gain on exercise for vested in-the-money options.